Business Acquisition and Contingent Consideration - Schedule of Non Contingent and Contingent Consideration Obligation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Beginning balance	$ 2,154,322	$ 2,100,137	$ 2,016,948
Less: payments
Change in non-contingent/contingent	35,878	54,185	83,189
Ending balance	2,190,200	2,154,322	2,100,137
Payable to Boston Scientific Corp.	2,179,061	1,902,387
Contingent consideration - current	11,139	251,935
Contingent consideration - non current
Non Contingent [Member]
Beginning balance	1,902,387	1,636,365	1,257,995
Less: payments
Change in non-contingent/contingent	276,764	266,022	378,370
Ending balance	2,179,061	1,902,387	1,636,365
Payable to Boston Scientific Corp.	2,179,061
Contingent consideration - current
Contingent consideration - non current
Contingent [Member]
Beginning balance	251,935	463,772	758,953
Less: payments
Change in non-contingent/contingent	(240,796)	(211,837)	(295,181)
Ending balance	11,139	$ 251,935	$ 463,772
Payable to Boston Scientific Corp.
Contingent consideration - current	11,139
Contingent consideration - non current